Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025 (Unaudited)
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,366,489
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,850	1,716,009
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	25	22,872
		$ 3,105,370
Education — 5.1%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.321%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,729,858
California Educational Facilities Authority, (Stanford University), 5.00% to 3/1/35 (Put Date), 3/1/55	1,075	1,221,886
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,943,206
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	495	508,942
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/36	9,345	10,499,071
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	5,000	5,603,595
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	757,059
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,118,171
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	679,574
University of California, 5.00%, 5/15/40	4,100	4,485,765
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,526,444
Virginia College Building Authority, 4.00%, 2/1/33	865	867,008
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,502,758
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,879,238
		$ 36,322,575
Electric Utilities — 2.3%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,727,444
4.00%, 2/15/36	1,000	1,002,103
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,004,361
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	542,288
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,654,648
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	$250	$ 252,480
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 3.90%, 7/1/34(2)	1,000	1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	748,203
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,327,625
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	507,479
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,594,995
		$ 16,361,626
Escrowed/Prerefunded — 0.0%†
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 150,082
		$ 150,082
General Obligations — 38.9%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 300,315
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,693,604
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	975	873,004
Athens, AL, 5.00%, 5/1/33	200	220,262
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	749,563
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	401,346
Belding Area Schools, MI, 5.00%, 5/1/30	225	229,135
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,525,561
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	575	583,953
Bexar County, TX, 3.00%, 6/15/30	5,950	5,771,141
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	988,479
Brookline, MA, 3.10%, 3/15/33	1,445	1,390,452
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	921,587
Burlington, VT, 5.00%, 11/1/29	45	48,535
California:
3.00%, 11/1/35	4,255	3,945,552
4.55%, 12/1/37	1,000	1,040,129
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,136,393

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Celina, TX, 1.625%, 9/1/32	$2,380	$ 1,938,995
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	892,951
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	331,918
0.00%, 8/1/31	460	367,521
0.00%, 8/1/32	530	406,770
0.00%, 8/1/35	175	117,575
0.00%, 8/1/36	175	112,000
0.00%, 8/1/37	275	167,187
0.00%, 8/1/38	325	187,675
0.00%, 8/1/39	365	199,895
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,106,996
4.00%, 9/1/33	1,000	1,003,249
4.00%, 9/1/34	1,000	999,549
Chandler, AZ, 2.85%, 7/1/32	590	563,137
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	413,709
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	467,125
Clark County, NV:
3.00%, 11/1/34	1,000	919,160
4.00%, 12/1/35	1,820	1,825,247
4.00%, 6/1/36	175	173,238
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	990	800,451
1.75%, 7/1/34	1,910	1,489,932
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	321,290
College Station, TX:
3.35%, 2/15/34	1,735	1,634,933
3.45%, 2/15/35	1,300	1,222,083
Colonial School District, PA, 5.00%, 2/15/33	50	50,221
Comal County, TX, 4.00%, 2/1/33	5,580	5,580,188
Connecticut:
4.00%, 1/15/34	3,000	3,041,404
4.00%, 1/15/35	3,000	3,021,623
5.00%, 12/1/31(3)	1,460	1,614,948
5.00%, 3/15/35(3)	750	846,405
5.00%, 12/1/35(3)	1,015	1,146,930
Conroe, TX, 4.125%, 3/1/39	1,895	1,882,924
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	647,993
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	$555	$ 569,104
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,461,268
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	970,671
3.00%, 5/1/36	910	808,423
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	416,469
0.00%, 6/15/34	1,655	1,142,182
0.00%, 6/15/35	1,250	819,696
0.00%, 6/15/36	1,690	1,045,888
0.00%, 6/15/37	1,000	582,944
0.00%, 6/15/38	750	410,300
Dedham, MA, 3.30%, 4/1/36	775	733,831
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	746,717
Delaware, 5.00%, 5/1/37	1,370	1,532,325
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	499,330
Euless, TX, 5.00%, 2/15/34	125	135,131
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,678,432
Falls City Independent School District, TX, (PSF Guaranteed):
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	430,621
Prerefunded to 8/15/25, 4.00%, 8/15/34	570	570,824
Florida, (Department of Transportation):
2.00%, 7/1/33	1,535	1,253,829
3.00%, 7/1/34	5,195	4,828,889
Forney Independent School District, TX, 0.00%, 8/15/37	100	57,980
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	358,090
3.00%, 8/15/36	500	440,204
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,790	1,588,253
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	610,841
5.00%, 8/15/32	935	1,010,987
5.00%, 8/15/33	1,020	1,099,430
5.00%, 8/15/34	330	354,290
Grayson County Junior College District, TX, 5.00%, 2/15/36	865	937,292
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,395,375

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Guilford County, NC, 3.00%, 5/1/35	$1,055	$ 974,070
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	868,268
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,881,371
2.00%, 8/1/33	1,305	1,072,004
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,354,147
Hays County, TX, 3.00%, 2/15/37	1,125	981,515
Hempstead, NY:
2.00%, 6/15/33	5,935	5,004,146
2.00%, 6/15/34	6,145	5,051,897
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,026,048
Henrico County, VA, 3.35%, 8/1/36	4,920	4,620,676
Homewood, AL, 5.00%, 9/1/29	1,325	1,353,413
Honolulu City and County, HI, 3.00%, 9/1/31	30	28,819
Houston, TX, 4.00%, 3/1/37	1,730	1,692,904
Independence School District, MO, 3.25%, 3/1/38	2,605	2,374,911
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,633,134
Kansas City, MO, 3.00%, 2/1/35	290	263,011
Kennebunk, ME, 2.00%, 10/1/35	600	465,236
Knox County, TN, 3.00%, 6/1/35	2,925	2,660,746
Knoxville, TN, 3.00%, 5/1/39	3,365	2,819,921
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	718,865
Lake Oswego, OR, 2.50%, 6/1/33	1,255	1,120,300
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,006,791
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	544,138
Lexington, MA, 3.20%, 2/15/36	1,195	1,119,820
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,240,660
Longview, TX, 4.00%, 9/1/37	1,100	1,078,331
Loudoun County, VA, 3.25%, 12/1/35	910	844,762
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	230	210,227
Massachusetts, 4.00%, 5/1/36	5,025	5,048,121
McKinney, TX, 2.50%, 8/15/35	2,080	1,776,495
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	331,120
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	385,917
Mill Valley School District, CA:
3.00%, 8/1/33	190	179,237
3.00%, 8/1/34	1,320	1,233,174
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Millbrae School District, CA, 2.50%, 7/1/33	$265	$ 236,182
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,543,710
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,318
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,188,217
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	163,106
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,668,239
Nevada, 2.125%, 5/1/38	2,000	1,459,174
New York, NY, 4.00%, 10/1/37	1,875	1,839,426
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,385,749
0.00%, 8/1/37	6,580	4,157,091
North Carolina, 3.00%, 6/1/31	3,650	3,509,816
Orange County, NC:
3.25%, 8/1/36	2,575	2,402,516
3.30%, 8/1/37	2,270	2,103,866
Oregon:
5.00%, 5/15/39(3)	2,250	2,353,480
5.00%, 5/15/40(3)	2,875	2,993,261
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,778,491
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	251,657
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,585,201
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	733,437
Pennsylvania, 4.00%, 10/1/37	17,000	17,082,931
Plano, TX, 3.28%, 9/1/35	1,700	1,595,791
Portland, ME, 2.50%, 4/1/35	1,690	1,418,331
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,395	1,879,157
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	795,117
Racine County, WI:
0.25%, 3/1/37	235	145,755
0.50%, 3/1/38	320	196,762
Rhode Island, 2.00%, 8/1/36	950	716,021
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	593,781
Richmond, VA:
2.60%, 7/15/37	7,845	6,389,334
2.65%, 7/15/38	8,005	6,424,405
River Falls School District, WI, 3.20%, 4/1/32	920	903,605
Romeo Community Schools, MI, 5.00%, 5/1/30	700	712,935

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Romulus, MI:
4.00%, 11/1/31	$250	$ 250,836
4.00%, 11/1/32	100	100,210
4.00%, 11/1/33	250	250,257
Round Rock, TX, 4.00%, 8/15/38	725	722,383
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	501,007
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,462,624
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	450,812
Somerville, MA, 1.75%, 10/15/34	4,150	3,260,756
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	501,592
Spokane, WA, 4.00%, 12/1/36	2,980	2,966,507
St. Charles School District, MO, 3.00%, 3/1/38	1,150	988,454
Stamford, CT, 2.00%, 8/15/33	805	667,218
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,000,733
Travis County, TX:
3.375%, 3/1/38	1,565	1,443,587
3.375%, 3/1/38	605	558,064
Tukwila, WA, 4.00%, 12/1/35	500	501,552
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/29	310	310,258
Prerefunded to 8/15/25, 4.00%, 8/15/29	235	235,340
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,043,300
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	98,909
0.00%, 6/15/30	110	90,804
Union County, NC:
3.00%, 9/1/35	920	845,240
3.00%, 9/1/36	985	892,354
United Independent School District, TX:
4.00%, 2/15/33	350	351,344
4.00%, 2/15/34	535	536,278
4.00%, 2/15/36	580	579,650
4.00%, 2/15/37	600	595,501
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	803,313
Vestavia Hills, AL, 4.00%, 8/1/35	800	802,274
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	413,616
3.00%, 10/15/36	340	300,054
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	986,935
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Waldwick School District, NJ: (continued)
2.00%, 7/15/35	$1,270	$ 978,435
2.00%, 7/15/36	1,300	973,271
Washington:
5.00%, 8/1/39	1,205	1,253,276
5.00%, 8/1/40	3,925	4,066,186
5.00%, 6/1/45	5,240	5,526,070
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,374,301
Westchester County, NY, 2.00%, 10/15/33	650	544,721
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	1,891,354
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	361,109
Williamson County, TX, 3.00%, 2/15/33	400	376,806
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	605	555,596
Worthington City School District, OH:
0.00%, 12/1/30	235	190,028
0.00%, 12/1/31	270	208,904
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	101,890
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	401,791
		$275,585,406
Hospital — 4.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,010
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	440	453,851
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	320	343,689
5.00%, 11/1/36	335	356,992
5.00%, 11/1/37	280	297,389
5.00%, 11/1/38	365	386,653
5.00%, 11/1/39	385	405,425
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	339,150
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	100,356
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	352,582
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	359,725
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	3,750	4,077,722

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	$1,000	$ 1,000,259
5.00%, 11/15/32	1,000	1,000,130
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,032,247
5.00%, 10/1/31	1,500	1,522,016
5.00%, 10/1/32	2,000	2,028,338
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	875,933
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	130	130,106
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	1,949,203
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	442,211
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,013,987
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	610,751
5.00%, 7/1/31	275	279,390
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	151,934
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	703,001
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	4,000	4,353,324
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	146,345
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	625,662
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,512,795
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	287,062
5.00%, 12/1/28	65	65,865
5.00%, 12/1/30	300	303,552
5.00%, 12/1/31	70	70,756
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	406,917
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	427,140
		$ 29,502,468
Security	Principal Amount (000's omitted)	Value
Housing — 12.7%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,300	$ 4,553,771
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	815	872,757
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,062,857
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,125	3,430,116
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,053,229
Iowa Finance Authority, SFMR:
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.60%, 7/1/31	175	147,585
Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.62%, 7/1/49(2)	4,000	4,000,000
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	6,000	6,514,256
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	7,755	8,309,779
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	297,021
2019 Series A, 4.00%, 8/1/35	440	441,055
2019 Series C, 4.00%, 8/1/34	240	241,644
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,056,907
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,895	3,078,674
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,228
New York Mortgage Agency, 3.65%, 4/1/32	95	94,303
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,980	5,336,037
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,260	2,438,489
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,575	6,009,790
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,399,646
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,420	4,781,816
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,980	5,508,031
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,575	2,775,284
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,880	5,288,178
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,895	5,323,860

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$994	$ 988,241
Virginia Housing Development Authority, 2.55%, 5/1/27	90	87,876
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	6,040	6,482,874
		$ 89,593,304
Insured - Bond Bank — 1.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 10,904,971
		$ 10,904,971
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 466,231
(AGM), 5.00%, 7/1/30	120	129,611
(AGM), 5.00%, 7/1/31	225	245,766
(AGM), 5.00%, 7/1/32	465	511,890
(AGM), 5.00%, 7/1/33	330	364,256
(AGM), 5.00%, 7/1/34	365	401,248
(AGM), 5.00%, 7/1/35	310	339,131
(AGM), 5.00%, 7/1/36	500	544,368
(AGM), 5.00%, 7/1/37	390	421,311
(AGM), 5.00%, 7/1/38	405	435,202
		$ 3,859,014
Insured - General Obligations — 0.5%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,945
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,465	1,874,592
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	325	227,641
(BAM), 0.00%, 8/1/35	425	282,844
(BAM), 0.00%, 8/1/36	500	315,357
(BAM), 0.00%, 8/1/37	750	446,239
(BAM), 0.00%, 8/1/38	450	253,078
		$ 3,409,696
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,822
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	712,530
(AGC), 0.00%, 4/1/37	5,000	3,089,224
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	$75	$ 75,113
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	91,922
		$ 4,069,611
Insured - Special Tax Revenue — 0.3%
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	$1,405	$ 1,384,257
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	880	766,589
		$ 2,150,846
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$7,000	$ 3,944,559
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	176,052
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	1,000	1,027,993
		$ 5,148,604
Insured - Water and Sewer — 1.6%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 251,528
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	267,560
(AGM), 2.00%, 10/1/34	30	23,636
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	9,000	10,561,785
		$ 11,104,509
Lease Revenue/Certificates of Participation — 1.9%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 355,506
5.00%, 6/15/31	310	314,671
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,010,842
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,524,896
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,643,565
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,627,739

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	$275	$ 254,870
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	505,553
		$ 13,237,642
Other Revenue — 7.2%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$2,020	$ 1,998,168
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,290,543
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	4,992,020
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	509,840
5.00%, 4/1/29	275	279,657
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	22,925,836
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,606,797
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,105,809
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,192,397
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	941,674
Sustainability Bonds, 5.00%, 11/1/38	850	906,640
Sustainability Bonds, 5.00%, 11/1/43	750	781,313
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,147,951
		$ 50,678,645
Senior Living/Life Care — 2.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,458,476
4.00%, 1/1/32	350	349,986
4.00%, 1/1/33	600	597,240
4.00%, 1/1/34	685	678,896
4.00%, 1/1/35	615	604,682
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,212
5.00%, 11/15/30	910	913,889
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	224,532
5.00%, 4/1/32	315	337,920
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Municipal Finance Authority, (PRS California Obligated Group): (continued)
5.00%, 4/1/33	$490	$ 526,120
5.00%, 4/1/34	415	446,184
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,368
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,037,159
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,348
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	216,494
5.00%, 5/1/32	305	323,668
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	956,646
5.00%, 2/1/31	1,160	1,208,841
5.00%, 2/1/32	800	836,640
5.00%, 2/1/33	515	539,773
5.00%, 2/1/34	550	576,313
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,136
Series 2016A, 5.00%, 10/1/31	300	304,125
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,053,733
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,631,002
		$ 17,293,383
Special Tax Revenue — 6.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$315	$ 325,060
5.00%, 5/1/29	450	467,238
5.00%, 5/1/30	300	312,699
5.00%, 5/1/31	455	477,536
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,109,478
5.00%, 7/1/39	3,000	3,249,301
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	966,953
5.00%, 4/1/31	895	909,506
5.00%, 4/1/32	735	747,113

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	$1,995	$ 1,949,773
4.00%, 2/1/38	310	304,747
5.00%, 11/1/39	5,000	5,415,243
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	6,873,536
5.00%, 3/15/40	9,860	10,682,078
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,808,376
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,883,168
4.00%, 3/15/39	2,900	2,815,764
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/42	1,985	2,105,068
Green Bonds, 5.25%, 11/15/39	1,000	1,098,960
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	961,862
		$ 45,463,459
Transportation — 6.5%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 749,551
0.00%, 10/1/50	5,000	2,799,908
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	70,523
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/32	2,565	2,636,095
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,283,273
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	500,642
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	176,409
5.00%, 12/1/32	350	352,387
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	237,382
5.00%, 5/15/34	200	200,116
Green Bonds, 5.00%, 5/15/39	9,420	10,347,779
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/40	8,500	9,143,872
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,555,180
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY, 3.331%, (67% of SOFR + 0.43%), 11/1/26(1)	$885	$ 883,996
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	950	744,832
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	153,741
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	5,907,075
Port Authority of New York and New Jersey, 4.00%, 11/1/37	3,185	3,088,087
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	312,805
5.00%, 7/1/32	660	686,950
5.00%, 7/1/33	600	623,132
5.00%, 7/1/34	450	466,346
		$ 45,920,081
Water and Sewer — 4.7%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 840,979
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	793,550
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	1,475	1,466,412
4.00%, 10/1/37	1,595	1,566,253
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,200,414
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	615	551,419
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	221,882
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	581,290
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,704,118
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	250	254,337
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,660,575
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	899,881
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	156,830
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	632,883
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	601,162
4.00%, 11/1/30	670	670,842
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	188,118

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	$2,015	$ 1,900,726
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,901,921
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,565,875
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,152,356
4.00%, 10/15/36	500	496,921
4.00%, 10/15/36	700	695,057
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,655,430
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,634,359
		$ 32,993,590
Total Tax-Exempt Municipal Obligations (identified cost $701,399,786)		$696,854,882

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(4)	15,028,347	$ 15,028,347
Total Short-Term Investments (identified cost $15,028,347)		$ 15,028,347
Total Investments — 100.5% (identified cost $716,428,133)		$711,883,229
Other Assets, Less Liabilities — (0.5)%		$ (3,431,388)
Net Assets — 100.0%		$708,451,841
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(3)	When-issued security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
At April 30, 2025, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	13.8%
Others, representing less than 10% individually	84.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 5.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,028,347, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$45,641,594	$70,027,947	$(100,641,194)	$ —	$ —	$15,028,347	$198,463	15,028,347
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$696,854,882	$ —	$696,854,882
Short-Term Investments	15,028,347	—	—	15,028,347
Total Investments	$15,028,347	$696,854,882	$ —	$711,883,229
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.